Capital, Share Premium, Reserves - Other comprehensive income reserve (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other comprehensive income reserve [Line Items]
Opening value at January 1	€ 149	€ 207
Gains losses on exchange differences on translation net of tax	121	(58)
Other comprehensive income net of tax gains losses on remeasurements of defined benefit plans	(68)
Other comprehensive income reserve at December 31	202	149
Reserve of remeasurements of defined benefit plans [member]
Other comprehensive income reserve [Line Items]
Other comprehensive income net of tax gains losses on remeasurements of defined benefit plans	(68)
Other comprehensive income reserve at December 31	(68)
Other comprehensive income reserve.
Other comprehensive income reserve [Line Items]
Opening value at January 1	149	207
Gains losses on exchange differences on translation net of tax	121	(58)
Other comprehensive income reserve at December 31	€ 270	€ 149